Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2017
Common Share Repurchases and Issuances

The following table summarizes our common share repurchases and issuances.

	Years Ended December 31,
	2017	2016	2015
Common stock repurchased(1)	29,646,374	59,625,325	56,043,711
Average purchase price per share	$14.85	$12.68	$16.87
Shares repurchased related to employee stock-based compensation plans(2)	1,847,651	3,197,355	2,404,328
Average purchase price per share	$15.40	$13.21	$19.81
Common shares issued(3)	3,680,479	5,476,010	4,924,021

(1)	Common shares purchased under our share repurchase program.
(2)	Comprises shares withheld from stock option exercises and vesting of restricted stock for employees’ tax withholding obligations and shares tendered by employees to satisfy option exercise costs.
(3)	Common shares issued under our various compensation and benefit plans.